Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

18. Fair Value Measurements

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis

In accordance with ASC 820, the Group measures term deposits and short-term investments, restricted cash and available-for-sale debt investments at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2022:
Assets:
Term deposits and short-term investments	1,049,555	—	1,049,555	—
Restricted cash	9,055	9,055	—	—
Available-for-sale debt investments	304	—	—	304
As of December 31, 2023:
Assets:
Term deposits and short-term investments	558,765	—	558,765	—
Restricted cash	7,049	7,049	—	—
Available-for-sale debt investments	309	—	—	309

18. Fair Value Measurements (Continued)

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis (Continued)

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments from January 1, 2021 to December 31, 2023 (in thousands):

Fair Value Measurements of Available-for-sale Debt Investments
RMB
Ending balance as of January 1, 2021	36,662
Change in fair value	(6,611)
Currency translation adjustment	(650)
Ending balance as of December 31, 2021	29,401
Change in fair value	(24,010)
Impairment	(5,980)
Currency translation adjustment	893
Ending balance as of December 31, 2022	304
Change in fair value	—
Currency translation adjustment	5
Ending balance as of December 31, 2023	309

Term deposit and short-term investments. The Group’s term deposit and short-term investments consist of wealth management products and structured deposits issued by commercial banks and other financial institutions with original maturity of more than three months and up to one year, which contain a variable interest rate. The Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as interest income. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Restricted cash. The Group’s restricted cash represents deposits that are restricted to withdrawal or usage. The fair values of restricted cash are determined based on the pervasive interest rate in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurement.

Available-for-sale debt investments. Available-for-sale debt investments mainly represent the investments of convertible redeemable preferred shares in Particle. In accordance with ASC 820, the Group measures available-for-sale debt investments at fair value on a recurring basis. The fair values of the investments in Particle as of December 31, 2021, 2022 and 2023 were determined based on a valuation technique under the market approach, known as guideline company method, where financial ratios of comparable companies were analyzed to determine the value of Particle, as well as using observable transactions of Particle’s shares. The Group classifies the valuation techniques that use unobservable inputs as Level 3 of fair value measurements.

The key inputs used in valuation of available-for-sale debt investments in Particle as of December 31, 2021, 2022 and 2023 were as follow:

	As of December 31,
	2021	2022	2023
Lack of marketability discount (“DLOM”)	20%	20%	20%
Volatility	49.0%	50.0%	50.0%

18. Fair Value Measurements (Continued)

Assets and Liabilities Measured and Disclosed at Fair Value on a Non-Recurring Basis

The Group’s non-financial long-lived assets, such as equity method investments, intangible assets and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate to determine the fair value of these non-financial assets. Inputs used in these methodologies primarily included future cash flows, discount rate, expected volatility and the selection of comparable companies operating in similar businesses.

For equity investments without readily determinable fair values accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

Accounts receivable, notes receivable, amounts due from related parties, prepayments and other current assets, accounts payable, amounts due to related parties and accrued expense and other current liabilities are financial assets or liabilities with carrying values that approximate fair value due to their short term nature.